Provisions_Details Of Provisions(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 KRW (₩)
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		₩ 568,033
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		568,033
Transfer between stages [Abstract]
Ending		525,859	[1]	$ 472,534	[1]	₩ 568,033
Provision For Commitments And Payment Guarantee Member [Member]
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		267,011				315,777
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		267,011				315,777
Transfer between stages [Abstract]
Effects of changes in foreign exchange rate						(4,685)
Reversal						(44,100)
Business combination						19
Ending						267,011
Provisions for unused loan commitments
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		178,202				189,349
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		178,202				189,349
Transfer between stages [Abstract]
Effects of changes in foreign exchange rate						(1,316)
Reversal						(9,850)
Business combination						19
Ending		210,677				178,202
Provisions for unused loan commitments | 12-month expected credit losses
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning_IFRS9	[2]	124,487
Transfer between stages [Abstract]
Transfer to 12-month expected credit losses		25,562
Transfer to lifetime expected credit losses (non-impaired)		(11,053)
Transfer to lifetime expected credit losses (impaired)		(481)
Reversal		(5,932)
Others		293
Ending		132,876
Provisions for unused loan commitments | Financial instruments not credit-impaired
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning_IFRS9	[2]	63,407
Transfer between stages [Abstract]
Transfer to 12-month expected credit losses		(24,067)
Transfer to lifetime expected credit losses (non-impaired)		11,381
Transfer to lifetime expected credit losses (impaired)		(1,333)
Provision		19,374
Others		158
Ending		68,920
Provisions for unused loan commitments | Financial instruments credit-impaired
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning_IFRS9	[2]	7,746
Transfer between stages [Abstract]
Transfer to 12-month expected credit losses		(1,494)
Transfer to lifetime expected credit losses (non-impaired)		(327)
Transfer to lifetime expected credit losses (impaired)		1,815
Provision		1,141
Others		0
Ending		8,881
Provisions for payment guarantees
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		88,809				126,428
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		88,809				126,428
Transfer between stages [Abstract]
Effects of changes in foreign exchange rate						(3,369)
Reversal						(34,250)
Business combination						0
Ending		75,175				88,809
Provisions for payment guarantees | 12-month expected credit losses
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning_IFRS9	[2]	41,637
Transfer between stages [Abstract]
Transfer to 12-month expected credit losses		660
Transfer to lifetime expected credit losses (non-impaired)		(913)
Transfer to lifetime expected credit losses (impaired)		(6)
Reversal		(14,702)
Others		408
Ending		27,084
Provisions for payment guarantees | Financial instruments not credit-impaired
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning_IFRS9	[2]	39,628
Transfer between stages [Abstract]
Transfer to 12-month expected credit losses		(661)
Transfer to lifetime expected credit losses (non-impaired)		1,055
Transfer to lifetime expected credit losses (impaired)		(87)
Reversal		(10,069)
Others		243
Ending		30,109
Provisions for payment guarantees | Financial instruments credit-impaired
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning_IFRS9	[2]	18,744
Transfer between stages [Abstract]
Transfer to 12-month expected credit losses		0
Transfer to lifetime expected credit losses (non-impaired)		(141)
Transfer to lifetime expected credit losses (impaired)		93
Reversal		(897)
Others		183
Ending		17,982
Provisions for financial guarantee contracts
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		2,682				4,333
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		2,682				4,333
Beginning_IFRS9	[2]	4,857
Transfer between stages [Abstract]
Reversal		(582)				(1,651)
Ending		4,275				2,682
Provisions for restoration cost
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		95,194				84,854
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		95,194				84,854
Transfer between stages [Abstract]
Provision		7,301				5,150
Reversal		(2,055)				(1,211)
Used		(3,627)				(7,049)
Unwinding of discount		2,507				2,078
Effects of changes in discount rate		8,680				10,510
Business combination		0				862
Ending		₩ 108,000				₩ 95,194
Description Of Nature Of Provisions For Restoration Cost		Provisions for restoration cost are the present value of estimated costs to be incurred for the restoration of the leased properties. Actual expenses are expected to be incurred at the end of each lease contract. Three-year historical data of expired leases were used to estimate the average lease period. Also, the average restoration expense based on actual three-year historical data and the three-year historical average inflation rate were used to estimate the present value of estimated costs.		Provisions for restoration cost are the present value of estimated costs to be incurred for the restoration of the leased properties. Actual expenses are expected to be incurred at the end of each lease contract. Three-year historical data of expired leases were used to estimate the average lease period. Also, the average restoration expense based on actual three-year historical data and the three-year historical average inflation rate were used to estimate the present value of estimated costs.		Provisions for restoration cost are the present value of estimated costs to be incurred for the restoration of the leased properties. Actual expenses are expected to be incurred at the end of each lease contract. Three-year historical data of expired leases were used to estimate the average lease period. Also, the average restoration expense based on actual three-year historical data and the three-year historical average inflation rate were used to estimate the present value of estimated costs.
Others
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		₩ 203,146				₩ 132,753
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		203,146				132,753
Transfer between stages [Abstract]
Provision		76,355				137,514
Decrease		(151,769)				(138,884)
Business combination						71,763
Ending		127,732				203,146
Membership rewards program
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		15,112				8,790
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		15,112				8,790
Transfer between stages [Abstract]
Provision		46,277				81,171
Decrease		(48,735)				(74,849)
Business combination						0
Ending		12,654				15,112
Dormant accounts
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		5,050				50,396
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		5,050				50,396
Transfer between stages [Abstract]
Provision		2,657				5,133
Decrease		(3,330)				(50,479)
Business combination						0
Ending		4,377				5,050
Litigations
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		23,763				20,623
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		23,763				20,623
Transfer between stages [Abstract]
Provision		2,699				6,046
Decrease		(5,272)				(2,906)
Business combination						0
Ending		21,190				23,763
Greenhouse gas emission liablities
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		177				358
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		177				358
Transfer between stages [Abstract]
Provision		0				0
Decrease		(177)				(181)
Business combination						0
Ending		0				₩ 177
Estimated Quantity Of Greenhouse Gas Emission	[3]					112,121
Others
Disclosure Of Other Provisions Line Items [Line Items]
Beginning		159,044				₩ 52,586
Reconciliation Of Changes In Other Provisions Abstract [Abstract]
Beginning		159,044				52,586
Transfer between stages [Abstract]
Provision		24,722				45,164
Decrease		(94,255)				(10,469)
Business combination						71,763
Ending		89,511				159,044
Provision on incomplete sales on cardssurance		₩ 26,930	[4]			₩ 26,926	[5]

[1]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.
[2]	Prepared in accordance with IFRS 9
[3]	As of December 31, 2017, the estimated greenhouse gas emission is 112,121 tons.
[4]	As of December 31, 2018, the Group's provision on incomplete sales on cardssurance are KRW 26,930 million.
[5]	As of December 31, 2017, the group's provision on incomplete sales on cardssurance are KRW 26,926 million.